Condensed Consolidated Statement of Comprehensive Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net loss	€ (62,492)	€ (70,348)	€ (120,306)	€ (110,204)
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	1,191	(5,833)	3,066	(8,544)
Total comprehensive loss for the year	€ (61,301)	€ (76,181)	€ (117,240)	€ (118,748)